united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

Class I Shares – LSEIX

Annual Report

September 30, 2021

1-855-233-8300

www.persimmonfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholders:

We are pleased to provide you with this fiscal year-end update for the Persimmon Long Short Fund. Market performance during the year was driven in large part by the sentiment regarding the world’s fight against Covid. The pandemic has been the overarching story impacting markets since it was initially discovered in Wuhan. This past year has seen the end of lock downs, the development of three vaccines, a worldwide inoculation effort unlike any in history, the emergence of the Delta variant, reimposed restrictions, and the infant stages of a return to work for white collar workers. On top of the pandemic, we elected a president, transitioned to a Democratic controlled government, experienced labor shortages, goods shortages, supply bottlenecks, dislocation at our country’s shipping ports, and the rise of “transitory” inflation.

Despite a relentless stream of negative headlines, the markets climbed the proverbial “wall of worry” delivering another strong year for U.S. equity markets, with the S&P 500 Total Return Index making new all-time highs in August to close the fiscal year. In an oversimplification of the past year, the market was bifurcated into two categories: Covid winners and Covid losers. The largest technology companies in the world (Amazon, Facebook, Google, Apple, Nvidia, Microsoft and Netflix) typified the winners of the pandemic and were rewarded with ever higher prices throughout much of 2020. In September the relentless move higher in Covid winners hit a roadblock as concerns arose over the markets getting ahead of themselves. This marked a turning point where Covid losers began to outperform. The FDA emergency approval of the Pfizer vaccine served as an accelerant as market narrative transitioned from lock down winners to reopening winners. The light at the end of tunnel was finally in sight and everyone began to envision a world no longer in the grips of the pandemic. Despite some initial setbacks in deploying the vaccine, by the end of the first quarter of 2021 the world, and the US in particular, were in the middle of the largest vaccination effort in human history. People started traveling again, airlines were filling up, and restaurants were back to indoor dining near full capacity. By the beginning of May, the Russell 1000 Value Index (a proxy for reopening winners) had outperformed the Russell 1000 Growth Index (lockdown winners) by 3.6X returning 32.37% and 8.85% respectively since the beginning of September 2020. The average company in the S&P 500 Total Return Index was up 35% while the cap weighted index was up only half that amount. May was the point of peak optimism as the reopening of the economy was unable to reach escape velocity. The Delta variant emerged, forcing the economy to hit the pause button or in some cases take a step back. This led to one more rotation as Value stocks drifted sideways the next four months while growth recaptured some of the underperformance with an additional 14% return.

Often it is important to take a look at the larger picture as these rotations are fleeting, and despite the pain that can be felt when you are experiencing them, investing is a long-term endeavor. An example of this is the relative performance of the S&P 500 Total Return Index on a cap weighted basis vs equal weighted. These two indices both measure the largest five hundred companies on US equity exchanges, but one allocates money based on size giving bigger companies a larger influence vs equal weight that treats all constituents equally. As stated above, the average company in the S&P (the equal weight index) diverged significantly from the headline S&P 500 Total Return Index. The equal weight was up 38.06% while the cap weighted version was up only 27.41%. If we step back and change our starting date to the end of February to capture both the selloff and recovery, the two versions of the index are up 29.13% and 28.85% annualized or virtually identical.

It is this longer term focus that Persimmon Long Short Fund is built upon. An important decision that we made was to allocate our equity investments in the same manner as the S&P 500 Cap Weighted index. The benefits of utilizing this approach are that it first and foremost instills discipline into our system. We allocate your capital in a consistent manner rather than chasing the latest trends, also avoiding excess taxable turnover. This allows us to methodically move through market and economic cycles without the risk of timing which style will be in favor at any given moment. The Fund was able to successfully navigate these rotations in our equity portfolio by design, but the elevated volatility led to some underperformance within the hedges. September was marked by a selloff in the S&P, which was dampened by the Fund’s hedges, adding nearly 2% to the Fund’s return. However, markets turned around rapidly and eroded our profits. This quick and short pullback was repeated in January and February, in each case we did not monetize our profits before the market reversed. We continue to evolve our process and have placed a new emphasis on monetizing the hedges in order to reduce the pain during choppy markets where small pull backs do not turn into larger corrections or bear markets. The performance in the past six months has been stronger than the first two quarters of the fiscal year as we continue to improve the hedging methodology.

The objective of the Fund is to deliver risk managed S&P 500 Total Return Index exposure. In order to meet this objective, the Fund remains singularly focused on mitigating large drawdown events which in turn creates more efficient long-term compounding of your capital. You have entrusted us with your capital with the belief that over the

1777 Sentry Parkway West, VEVA 14, Suite 102, Blue Bell, PA 19422
484-572-0500 • www.dakotawm.com

long run the Fund will effectively manage market exposure at the appropriate time. We understand that there will be times when we lag the markets or our other funds employing similar strategies, but that does not mean that we are complacent in our approach. We continually look to improve the dynamics of the Fund in order to deliver strong risk adjusted returns.

The following table summarizes returns of the Fund alongside the S&P 500 Total Return Index and the HFRX Equity Hedge Index:

As of September 30th	YTD (1/1/21- 9/30/21)	1 Year	5 Year	Inception to Date*
Fund – LSEIX	7.16%	12.57%	4.83%	4.15%
HFRX Equity Hedge Index	9.26%	17.74%	4.90%	3.83%
S&P 500 TR	15.92%	30.00%	16.90%	15.74%

*	Inception Date 12/31/2012. Returns greater than one year are annualized

We thank you for your continued support and encourage you to reach out to us with any questions you may have.

Sincerely,

The Dakota Wealth Investment Team

The above table contains the Fund returns as of the last quarter end. Performance is based on the return of the Institutional class shares (LSEIX). The maximum sales charge (load) for Class A is 5.00% Class A is not actively trading. The performance data quoted here represents past performance. For more current performance information, please call toll-free 855-233-8300 or visit our website, www.persimmonfunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the investment adviser has contractually agreed to reduce its fees and/or absorb expenses until at least January 31, 2022, to ensure that net annual, operating expenses of the Class I Shares will not exceed 1.99% respectively, subject to the possible recoupment from the Fund in future years. Without these waivers, the Class I shares total annual operating expenses would be 2.07%. Please review the Fund prospectus for more information regarding the Fund’s fees and expenses, including other share classes.

PROSPECTUS OFFERING

Investors should carefully consider the investment objectives, risks, charges and expenses of the Persimmon Long Short Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.persimmonfunds.com or by calling 855-233-8300. The prospectus should be read carefully before investing. The Persimmon Long Short Fund is distributed by Northern Lights Distributors, LLC, member FINRA.

Dakota Wealth, LLC. is not affiliated with Northern Lights Distributors, LLC.

RISK DISCLOSURE

Mutual Funds involve risk including the possible loss of principal.

The Fund will invest a percentage of its assets in derivatives and options contracts. The use of such investments and the resulting high portfolio turn-over, may expose the Fund to additional risks that it would not be subject to, if it invested directly in the securities of the underlying those derivatives. The Fund may experience losses that exceed those experienced by funds that do not use options and derivatives.

The Fund may invest in high yield or junk bonds which present a greater risk than bonds of higher quality. Other risks include credit risks and investments in fixed income securities that may be subject to default, prepayment and interest rate changes. The Fund may also invest in U.S treasury obligations and securities issued by federal agencies and U.S. government sponsorship.

Investments in foreign securities and emerging markets involve risks not generally associated with investments in securities of U.S. companies including currency rate changes, sovereign debt risk, political, social and economic conditions, accurate company information, foreign control on investment and market operations including banks and security depositories. These risks may be greater in emerging markets and less developed countries.

ETNs and ETFs are subject to investment strategy risks and expenses which are indirectly paid by the Fund. The value of small or medium capitalization equities and issuers may be subject to more erratic market movements than those of larger more established companies and issuers. Furthermore, the use short positions can magnify the potential for gain or loss and amplify the effects of market volatility on the Fund’s share price.

DEFINITIONS

Indices presented are for comparison purposes only. They may not hold substantially similar securities to the Fund, and thus, little correlation may exist. The S&P 500 index measures the return of 500 widely held securities that currently trade in the US. Index performance returns do not reflect any management fees, transaction costs or expenses. HFRXEH (HFRX Equity Hedge) is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one may not invest directly in an index.

1674-NLD-10292021

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
September 30, 2021

The Fund’s performance figures* for the year ended September 30, 2021, as compared to its benchmark:

			Annualized
		Annualized	Since Inception
	One Year	Five Years	(12/31/2012)
Persimmon Long Short Fund - Class I	12.57%	4.83%	4.15%
HFRX Equity Hedge Index **	17.74%	4.90%	3.83%
S&P 500 Total Return Index ***	30.00%	16.90%	15.74%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded net asset value on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2021 are 2.13% for Class I Shares. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2022, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	HFRX Equity Hedge Index is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Asset Class	% of Net Assets
Common Stocks	95.2%
Exchanged-Traded Fund	2.8%
Short-Term Investment	0.7%
Other Assets In Excess of Liabilities	1.3%
Total	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc.	$14,045
230	Omnicom Group, Inc.	16,665
		30,710
	AEROSPACE & DEFENSE - 1.6%
558	Boeing Company	122,727
240	General Dynamics Corporation	47,047
364	Howmet Aerospace, Inc.	11,357
48	Huntington Ingalls Industries, Inc.	9,267
234	L3Harris Technologies, Inc.	51,536
230	Lockheed Martin Corporation	79,373
174	Northrop Grumman Corporation	62,666
1,536	Raytheon Technologies Corporation	132,034
45	Teledyne Technologies, Inc.(a)	19,331
253	Textron, Inc.	17,662
46	TransDigm Group, Inc.	28,730
		581,730
	APPAREL & TEXTILE PRODUCTS - 0.6%
340	Hanesbrands, Inc.	5,834
1,239	NIKE, Inc., Class B	179,940
75	PVH Corporation	7,709
52	Ralph Lauren Corporation	5,774
310	Tapestry, Inc.	11,476
234	Under Armour, Inc., Class A(a)	4,722
244	Under Armour, Inc., Class C(a)	4,275
344	VF Corporation	23,045
		242,775
	ASSET MANAGEMENT - 0.8%
109	Ameriprise Financial, Inc.	28,789
120	BlackRock, Inc.	100,639
1,157	Charles Schwab Corporation (The)	84,276
264	Franklin Resources, Inc.	7,846
392	Invesco Ltd.	9,451
186	Raymond James Financial, Inc.	17,164

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	ASSET MANAGEMENT - 0.8% (Continued)
217	T Rowe Price Group, Inc.	$42,684
		290,849
	AUTOMOTIVE - 2.0%
235	Aptiv plc	35,008
198	BorgWarner, Inc.	8,556
3,772	Ford Motor Company	53,412
1,149	General Motors Company	60,564
765	Tesla, Inc.(a)	593,241
		750,781
	BANKING - 4.3%
7,503	Bank of America Corporation	318,503
2,039	Citigroup, Inc.	143,097
442	Citizens Financial Group, Inc.	20,765
147	Comerica, Inc.	11,834
730	Fifth Third Bancorp	30,981
183	First Republic Bank	35,297
1,082	Huntington Bancshares, Inc.	16,728
2,980	JPMorgan Chase & Company	487,797
1,054	KeyCorporation	22,787
139	M&T Bank Corporation	20,758
471	People’s United Financial, Inc.	8,228
442	PNC Financial Services Group, Inc. (The)	86,473
975	Regions Financial Corporation	20,777
49	SVB Financial Group(a)	31,697
1,321	Truist Financial Corporation	77,477
1,389	US Bancorp	82,562
3,798	Wells Fargo & Company	176,265
173	Zions Bancorp NA	10,707
		1,602,733
	BEVERAGES - 1.3%
175	Brown-Forman Corporation, Class B	11,727
3,879	Coca-Cola Company (The)	203,531
162	Constellation Brands, Inc., Class A	34,132
179	Molson Coors Beverage Company, Class B	8,302

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	BEVERAGES - 1.3% (Continued)
395	Monster Beverage Corporation(a)	$35,088
1,355	PepsiCo, Inc.	203,805
		496,585
	BIOTECH & PHARMA - 4.8%
1,693	AbbVie, Inc.	182,624
577	Amgen, Inc.	122,699
452	AstraZeneca plc - ADR	27,147
155	Biogen, Inc.(a)	43,863
2,195	Bristol-Myers Squibb Company	129,878
762	Eli Lilly and Company	176,060
1,166	Gilead Sciences, Inc.	81,445
232	Incyte Corporation(a)	15,957
2,708	Johnson & Johnson	437,343
2,403	Merck & Company, Inc.	180,489
240	Organon & Company	7,870
136	Perrigo Company plc	6,437
5,243	Pfizer, Inc.	225,501
80	Regeneron Pharmaceuticals, Inc.(a)	48,414
258	Vertex Pharmaceuticals, Inc.(a)	46,799
718	Viatris, Inc.	9,729
359	Zoetis, Inc.	69,696
		1,811,951
	CABLE & SATELLITE - 1.0%
140	Charter Communications, Inc., Class A(a)	101,858
4,450	Comcast Corporation, Class A	248,889
216	DISH Network Corporation, Class A(a)	9,387
		360,134
	CHEMICALS - 1.7%
224	Air Products and Chemicals, Inc.	57,369
103	Albemarle Corporation	22,554
92	Avery Dennison Corporation	19,063
119	Celanese Corporation	17,926
239	CF Industries Holdings, Inc.	13,341
764	Corteva, Inc.	32,149

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	CHEMICALS - 1.7% (Continued)
723	Dow, Inc.	$41,616
676	DuPont de Nemours, Inc.	45,961
126	Eastman Chemical Company	12,693
244	Ecolab, Inc.	50,903
132	FMC Corporation	12,086
101	International Flavors & Fragrances, Inc.	13,506
506	Linde plc	148,450
228	LyondellBasell Industries N.V., Class A	21,398
362	Mosaic Company	12,931
241	PPG Industries, Inc.	34,465
252	Sherwin-Williams Company (The)	70,492
		626,903
	COMMERCIAL SUPPORT SERVICES - 0.4%
74	Cintas Corporation	28,169
211	Republic Services, Inc.	25,333
114	Robert Half International, Inc.	11,438
210	Rollins, Inc.	7,419
410	Waste Management, Inc.	61,237
		133,596
	CONSTRUCTION MATERIALS - 0.1%
67	Martin Marietta Materials, Inc.	22,893
143	Vulcan Materials Company	24,189
		47,082
	CONTAINERS & PACKAGING - 0.3%
1,530	Amcor plc	17,733
345	Ball Corporation	31,039
392	International Paper Company	21,921
94	Packaging Corp of America	12,919
158	Sealed Air Corporation	8,657
314	Westrock Company	15,647
		107,916
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	29,757

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	DATA CENTER REIT - 0.3% (Continued)
82	Equinix, Inc.	$64,791
		94,548
	DIVERSIFIED INDUSTRIALS - 1.6%
582	3M Company	102,094
151	Dover Corporation	23,481
364	Eaton Corp PLC	54,349
611	Emerson Electric Company	57,556
1,155	General Electric Company	119,000
728	Honeywell International, Inc.	154,541
296	Illinois Tool Works, Inc.	61,162
154	Pentair plc	11,185
		583,368
	E-COMMERCE DISCRETIONARY - 3.9%
415	Amazon.com, Inc.(a)(e)	1,363,293
740	eBay, Inc.	51,556
120	Etsy, Inc.(a)	24,955
		1,439,804
	ELECTRIC UTILITIES - 2.3%
691	AES Corporation (The)	15,776
279	Alliant Energy Corporation	15,618
277	Ameren Corporation	22,437
540	American Electric Power Company, Inc.	43,837
521	CenterPoint Energy, Inc.	12,817
327	CMS Energy Corporation	19,532
298	Consolidated Edison, Inc.	21,632
745	Dominion Energy, Inc.	54,400
204	DTE Energy Company	22,789
685	Duke Energy Corporation	66,849
399	Edison International	22,133
214	Entergy Corporation	21,252
241	Evergy, Inc.	14,990
382	Eversource Energy	31,232
1,024	Exelon Corporation	49,500
621	FirstEnergy Corporation	22,120

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	ELECTRIC UTILITIES - 2.3% (Continued)
1,908	NextEra Energy, Inc.	$149,815
238	NRG Energy, Inc.	9,718
108	Pinnacle West Capital Corporation	7,815
815	PPL Corporation	22,722
561	Public Service Enterprise Group, Inc.	34,165
311	Sempra Energy	39,342
1,131	Southern Company (The)	70,088
346	WEC Energy Group, Inc.	30,517
574	Xcel Energy, Inc.	35,875
		856,971
	ELECTRICAL EQUIPMENT - 1.2%
140	A O Smith Corporation	8,550
96	Allegion plc	12,689
218	AMETEK, Inc.	27,034
584	Amphenol Corporation, Class A	42,766
729	Carrier Global Corporation	37,733
316	Fortive Corporation	22,300
810	Johnson Controls International plc	55,145
193	Keysight Technologies, Inc.(a)	31,708
397	Otis Worldwide Corporation	32,665
103	Rockwell Automation, Inc.	30,286
95	Roper Technologies, Inc.	42,382
321	TE Connectivity Ltd.	44,048
249	Trane Technologies plc	42,990
126	Vontier Corporation	4,234
		434,530
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Engineering Group, Inc.	17,759
155	Quanta Services, Inc.	17,642
86	Technip Energies N.V. - ADR(a)	1,348
		36,749
	ENTERTAINMENT CONTENT - 1.3%
831	Activision Blizzard, Inc.	64,311
163	Discovery, Inc. - Series A(a)	4,137

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	ENTERTAINMENT CONTENT - 1.3% (Continued)
352	Discovery, Inc. - Series C(a)	$8,543
319	Electronic Arts, Inc.	45,378
339	Fox Corporation, Class A	13,597
154	Fox Corporation, Class B	5,716
122	Take-Two Interactive Software, Inc.(a)	18,797
459	ViacomCBS, Inc., Class B	18,135
1,908	Walt Disney Company (The)	322,777
		501,391
	FOOD - 0.8%
177	Campbell Soup Company	7,400
524	Conagra Brands, Inc.	17,748
649	General Mills, Inc.	38,823
168	Hershey Company (The)	28,434
279	Hormel Foods Corporation	11,439
118	J M Smucker Company (The)	14,164
269	Kellogg Company	17,194
635	Kraft Heinz Company (The)	23,381
139	Lamb Weston Holdings, Inc.	8,530
262	McCormick & Company, Inc.	21,230
1,397	Mondelez International, Inc., Class A	81,278
321	Tyson Foods, Inc., Class A	25,340
		294,961
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	33,977
132	Atmos Energy Corporation	11,642
372	NiSource, Inc.	9,014
		54,633
	HEALTH CARE FACILITIES & SERVICES - 2.7%
157	AmerisourceBergen Corporation	18,754
252	Anthem, Inc.	93,946
291	Cardinal Health, Inc.	14,393
164	Catalent, Inc.(a)	21,823
657	Centene Corporation(a)	40,938
325	Cigna Corporation	65,052

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.7% (Continued)
1,386	CVS Health Corporation	$117,616
88	DaVita, Inc.(a)	10,231
257	HCA Healthcare, Inc.	62,379
142	Henry Schein, Inc.(a)	10,815
135	Humana, Inc.	52,535
174	IQVIA Holdings, Inc.(a)	41,680
95	Laboratory Corp of America Holdings(a)	26,737
190	McKesson Corporation	37,882
130	Quest Diagnostics, Inc.	18,890
918	UnitedHealth Group, Inc.	358,699
76	Universal Health Services, Inc., Class B	10,516
		1,002,886
	HEALTH CARE REIT - 0.2%
527	Healthpeak Properties, Inc.	17,644
373	Ventas, Inc.	20,593
410	Welltower, Inc.	33,784
		72,021
	HOME & OFFICE PRODUCTS - 0.1%
137	Leggett & Platt, Inc.	6,143
421	Newell Brands, Inc.	9,321
58	Whirlpool Corporation	11,824
		27,288
	HOME CONSTRUCTION - 0.3%
274	DR Horton, Inc.	23,008
109	Fortune Brands Home & Security, Inc.	9,747
287	Lennar Corporation, Class A	26,885
287	Masco Corporation	15,943
64	Mohawk Industries, Inc.(a)	11,354
3	NVR, Inc.(a)	14,382
213	PulteGroup, Inc.	9,781
		111,100
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	11,415

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	HOUSEHOLD PRODUCTS - 1.5%
272	Church & Dwight Company, Inc.	$22,459
139	Clorox Company (The)	23,020
826	Colgate-Palmolive Company	62,429
222	Estee Lauder Companies, Inc. (The), Class A	66,584
314	Kimberly-Clark Corporation	41,586
2,385	Procter & Gamble Company (The)	333,424
		549,502
	INDUSTRIAL REIT - 0.3%
364	Duke Realty Corporation	17,425
694	Prologis, Inc.	87,048
		104,473
	INDUSTRIAL SUPPORT SERVICES - 0.2%
550	Fastenal Company	28,386
66	United Rentals, Inc.(a)	23,161
41	WW Grainger, Inc.	16,115
		67,662
	INFRASTRUCTURE REIT - 0.6%
408	American Tower Corporation	108,286
401	Crown Castle International Corporation	69,501
110	SBA Communications Corporation	36,363
		214,150
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
922	Bank of New York Mellon Corporation (The)	47,796
118	Cboe Global Markets, Inc.	14,615
387	CME Group, Inc.	74,838
326	Goldman Sachs Group, Inc. (The)	123,239
588	Intercontinental Exchange, Inc.	67,514
1,418	Morgan Stanley	137,987
117	Nasdaq, Inc.	22,583
231	Northern Trust Corporation	24,904
384	State Street Corporation	32,532
		546,008
	INSURANCE - 3.5%
795	Aflac, Inc.	41,443

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	INSURANCE - 3.5% (Continued)
356	Allstate Corporation (The)	$45,322
753	American International Group, Inc.	41,332
220	Aon plc, CLASS A	62,869
164	Arthur J Gallagher & Company	24,379
67	Assurant, Inc.	10,569
2,072	Berkshire Hathaway, Inc., Class B(a)	565,532
464	Chubb Ltd.	80,495
237	Cincinnati Financial Corporation	27,070
38	Everest Re Group Ltd.	9,530
111	Globe Life, Inc.	9,882
396	Hartford Financial Services Group, Inc. (The)	27,819
173	Lincoln National Corporation	11,894
259	Loews Corporation	13,968
532	Marsh & McLennan Companies, Inc.	80,561
806	MetLife, Inc.	49,754
227	Principal Financial Group, Inc.	14,619
652	Progressive Corporation (The)	58,934
407	Prudential Financial, Inc.	42,816
293	Travelers Companies, Inc. (The)	44,539
226	Unum Group	5,664
146	W R Berkley Corporation	10,684
134	Willis Towers Watson plc	31,150
		1,310,825
	INTERNET MEDIA & SERVICES - 7.3%
284	Alphabet, Inc., Class A(a)(e)	759,280
273	Alphabet, Inc., Class C(a)(e)	727,630
41	Booking Holdings, Inc.(a)	97,329
121	Expedia Group, Inc.	19,832
2,304	Facebook, Inc., Class A(a)	781,954
463	Netflix, Inc.(a)	282,587
730	Twitter, Inc.(a)	44,085
96	VeriSign, Inc.(a)	19,681
		2,732,378

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	LEISURE FACILITIES & SERVICES - 1.6%
369	Carnival Corporation	$9,229
23	Chipotle Mexican Grill, Inc.(a)	41,803
113	Darden Restaurants, Inc.	17,116
38	Domino’s Pizza, Inc.	18,124
284	Hilton Worldwide Holdings, Inc.	37,519
343	Las Vegas Sands Corporation	12,554
127	Live Nation Entertainment, Inc.(a)	11,574
258	Marriott International, Inc., Class A	38,207
707	McDonald’s Corporation	170,465
475	MGM Resorts International	20,496
210	Norwegian Cruise Line Holdings Ltd.(a)	5,609
166	Royal Caribbean Cruises Ltd.	14,766
1,246	Starbucks Corporation	137,446
92	Wynn Resorts Ltd.	7,797
319	Yum! Brands, Inc.	39,017
		581,722
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	13,026

	MACHINERY - 0.9%
581	Caterpillar, Inc.	111,535
323	Deere & Company	108,228
140	Flowserve Corporation	4,854
73	IDEX Corporation	15,107
342	Ingersoll Rand, Inc.(a)	17,240
109	Parker-Hannifin Corporation	30,479
51	Snap-on, Inc.	10,656
136	Stanley Black & Decker, Inc.	23,842
186	Xylem, Inc.	23,004
		344,945
	MEDICAL EQUIPMENT & DEVICES - 4.8%
1,715	Abbott Laboratories	202,593
44	ABIOMED, Inc.(a)	14,323
299	Agilent Technologies, Inc.	47,101

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.8% (Continued)
70	Align Technology, Inc.(a)	$46,580
487	Baxter International, Inc.	39,169
297	Becton Dickinson and Company	73,009
21	Bio-Rad Laboratories, Inc., Class A(a)	15,665
1,472	Boston Scientific Corporation(a)	63,870
48	Cooper Companies, Inc.	19,839
615	Danaher Corporation	187,231
214	Dentsply Sirona, Inc.	12,423
94	DexCom, Inc.(a)	51,405
681	Edwards Lifesciences Corporation(a)	77,096
249	Hologic, Inc.(a)	18,379
79	IDEXX Laboratories, Inc.(a)	49,130
157	Illumina, Inc.(a)	63,681
114	Intuitive Surgical, Inc.(a)	113,333
1,329	Medtronic plc	166,590
23	Mettler-Toledo International, Inc.(a)	31,679
111	PerkinElmer, Inc.	19,235
139	ResMed, Inc.	36,633
83	STERIS plc	16,955
335	Stryker Corporation	88,346
45	Teleflex, Inc.	16,945
395	Thermo Fisher Scientific, Inc.	225,676
61	Waters Corporation(a)	21,795
74	West Pharmaceutical Services, Inc.	31,416
204	Zimmer Biomet Holdings, Inc.	29,857
		1,779,954
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	43,493
880	Newmont Corporation	47,784
		91,277
	MULTI ASSET CLASS REIT - 0.0%(b)
154	Vornado Realty Trust	6,470

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	OFFICE REIT - 0.1%
118	Alexandria Real Estate Equities, Inc.	$22,546
139	Boston Properties, Inc.	15,061
69	SL Green Realty Corporation	4,888
		42,495
	OIL & GAS PRODUCERS - 2.4%
372	APA Corporation	7,972
411	Cabot Oil & Gas Corporation	8,943
1,850	Chevron Corporation	187,682
1,271	ConocoPhillips	86,135
376	Devon Energy Corporation	13,352
160	Diamondback Energy, Inc.	15,147
102	DT Midstream, Inc.	4,716
573	EOG Resources, Inc.	45,995
4,422	Exxon Mobil Corporation	260,101
270	Hess Corporation	21,090
152	HollyFrontier Corporation	5,036
1,871	Kinder Morgan, Inc.	31,302
777	Marathon Oil Corporation	10,622
637	Marathon Petroleum Corporation	39,373
850	Occidental Petroleum Corporation	25,143
436	ONEOK, Inc.	25,284
424	Phillips 66	29,693
162	Pioneer Natural Resources Company	26,975
398	Valero Energy Corporation	28,087
1,200	Williams Companies, Inc. (The)	31,128
		903,776
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
649	Baker Hughes Company	16,050
865	Halliburton Company	18,701
390	NOV, Inc.(a)	5,113
1,377	Schlumberger N.V.	40,815
431	TechnipFMC plc	3,245
		83,924

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	$7,200
101	News Corporation, Class B	2,346
		9,546
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	32,129

	RESIDENTIAL REIT - 0.3%
137	AvalonBay Communities, Inc.	30,365
334	Equity Residential	27,027
64	Essex Property Trust, Inc.	20,463
117	Mid-America Apartment Communities, Inc.	21,850
311	UDR, Inc.	16,477
		116,182
	RETAIL - CONSUMER STAPLES - 1.6%
392	Costco Wholesale Corporation	176,145
225	Dollar General Corporation	47,732
247	Dollar Tree, Inc.(a)	23,643
900	Kroger Company (The)	36,387
455	Target Corporation	104,090
881	Walgreens Boots Alliance, Inc.	41,451
1,263	Walmart, Inc.	176,037
		605,485
	RETAIL - DISCRETIONARY - 2.2%
63	Advance Auto Parts, Inc.	13,160
23	AutoZone, Inc.(a)	39,054
216	Bath & Body Works, Inc.	13,614
213	Best Buy Company, Inc.	22,516
152	CarMax, Inc.(a)	19,450
226	Gap, Inc. (The)	5,130
149	Genuine Parts Company	18,063
1,006	Home Depot, Inc. (The)	330,229
767	Lowe’s Companies, Inc.	155,594
75	O’Reilly Automotive, Inc.(a)	45,830
356	Ross Stores, Inc.	38,751

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	RETAIL - DISCRETIONARY - 2.2% (Continued)
1,188	TJX Companies, Inc. (The)	$78,384
114	Tractor Supply Company	23,098
61	Ulta Beauty, Inc.(a)	22,016
72	Victoria’s Secret & Company(a)	3,979
		828,868
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	8,141
425	Kimco Realty Corporation	8,819
329	Realty Income Corporation	21,339
155	Regency Centers Corporation	10,436
323	Simon Property Group, Inc.	41,980
		90,715
	SELF-STORAGE REIT - 0.2%
123	Extra Space Storage, Inc.	20,663
151	Public Storage	44,862
		65,525
	SEMICONDUCTORS - 4.9%
909	Advanced Micro Devices, Inc.(a)	93,536
531	Analog Devices, Inc.	88,932
984	Applied Materials, Inc.	126,670
410	Broadcom, Inc.	198,821
3,816	Intel Corporation	203,316
37	IPG Photonics Corporation(a)	5,861
153	KLA Corporation	51,180
135	Lam Research Corporation	76,835
216	Microchip Technology, Inc.	33,154
942	Micron Technology, Inc.	66,863
2,356	NVIDIA Corporation	488,070
111	Qorvo, Inc.(a)	18,558
1,140	QUALCOMM, Inc.	147,037
161	Skyworks Solutions, Inc.	26,530
161	Teradyne, Inc.	17,576
899	Texas Instruments, Inc.	172,797
		1,815,736

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	SOFTWARE - 8.8%
441	Adobe, Inc.(a)	$253,893
150	Akamai Technologies, Inc.(a)	15,689
83	ANSYS, Inc.(a)	28,257
224	Autodesk, Inc.(a)	63,878
261	Cadence Design Systems, Inc.(a)	39,526
303	Cerner Corporation	21,368
121	Citrix Systems, Inc.	12,992
130	Fortinet, Inc.(a)	37,965
246	Intuit, Inc.	132,719
7,444	Microsoft Corporation(e)	2,098,611
581	NortonLifeLock, Inc.	14,699
2,082	Oracle Corporation	181,405
771	salesforce.com, Inc.(a)	209,111
169	ServiceNow, Inc.(a)	105,164
135	Synopsys, Inc.(a)	40,420
40	Tyler Technologies, Inc.(a)	18,346
		3,274,043
	SPECIALTY FINANCE - 0.6%
643	American Express Company	107,722
431	Capital One Financial Corporation	69,809
286	Discover Financial Services	35,135
541	Synchrony Financial	26,444
		239,110
	SPECIALTY REIT - 0.0%(b)
316	Iron Mountain, Inc.	13,730

	STEEL - 0.1%
304	Nucor Corporation	29,941

	TECHNOLOGY HARDWARE - 7.6%
16,418	Apple, Inc.(e)	2,323,146
51	Arista Networks, Inc.(a)	17,526
4,461	Cisco Systems, Inc.	242,812
752	Corning, Inc.	27,440

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	TECHNOLOGY HARDWARE - 7.6% (Continued)
61	F5 Networks, Inc.(a)	$12,126
149	Garmin Ltd.	23,164
1,288	Hewlett Packard Enterprise Company	18,354
1,352	HP, Inc.	36,991
342	Juniper Networks, Inc.	9,412
161	Motorola Solutions, Inc.	37,404
217	NetApp, Inc.	19,478
217	Seagate Technology Holdings plc	17,907
302	Western Digital Corporation	17,045
165	Xerox Holdings Corporation	3,328
51	Zebra Technologies Corporation, Class A(a)	26,286
		2,832,419
	TECHNOLOGY SERVICES - 5.5%
643	Accenture plc, Class A	205,709
435	Automatic Data Processing, Inc.	86,965
115	Broadridge Financial Solutions, Inc.	19,164
142	CDW Corporation	25,847
524	Cognizant Technology Solutions Corporation, Class A	38,886
249	DXC Technology Company	8,369
114	Equifax, Inc.	28,890
615	Fidelity National Information Services, Inc.	74,833
568	Fiserv, Inc.(a)	61,628
82	FleetCor Technologies, Inc.(a)	21,424
88	Gartner, Inc.(a)	26,741
280	Global Payments, Inc.	44,122
303	IHS Markit Ltd.	35,336
897	International Business Machines Corporation	124,620
80	Jack Henry & Associates, Inc.	13,125
124	Leidos Holdings, Inc.	11,920
39	MarketAxess Holdings, Inc.	16,407
855	Mastercard, Inc., Class A	297,266
166	Moody’s Corporation	58,948
83	MSCI, Inc.	50,492
344	Nielsen Holdings plc	6,601

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	TECHNOLOGY SERVICES - 5.5% (Continued)
311	Paychex, Inc.	$34,972
1,093	PayPal Holdings, Inc.(a)	284,410
208	S&P Global, Inc.	88,377
170	Verisk Analytics, Inc.	34,046
1,637	Visa, Inc., Class A	364,643
411	Western Union Company (The)	8,310
		2,072,051
	TELECOMMUNICATIONS - 1.3%
7,017	AT&T, Inc.	189,529
1,036	Lumen Technologies, Inc.	12,836
424	T-Mobile US, Inc.(a)	54,170
3,977	Verizon Communications, Inc.	214,798
		471,333
	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	25,931

	TOBACCO & CANNABIS - 0.6%
1,895	Altria Group, Inc.	86,260
1,586	Philip Morris International, Inc.	150,337
		236,597
	TRANSPORTATION & LOGISTICS - 1.6%
124	Alaska Air Group, Inc.	7,266
442	American Airlines Group, Inc.	9,070
134	CH Robinson Worldwide, Inc.	11,658
2,331	CSX Corporation	69,324
620	Delta Air Lines, Inc.	26,418
179	Expeditors International of Washington, Inc.	21,324
221	FedEx Corporation	48,463
89	JB Hunt Transport Services, Inc.	14,883
98	Kansas City Southern	26,523
253	Norfolk Southern Corporation	60,530
94	Old Dominion Freight Line, Inc.	26,882
534	Southwest Airlines Company	27,464
646	Union Pacific Corporation	126,622

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	TRANSPORTATION & LOGISTICS - 1.6% (Continued)
244	United Airlines Holdings, Inc.(a)	$11,607
706	United Parcel Service, Inc., Class B	128,564
		616,598
	TRANSPORTATION EQUIPMENT - 0.2%
149	Cummins, Inc.	33,459
356	PACCAR, Inc.	28,096
178	Westinghouse Air Brake Technologies Corporation	15,345
		76,900
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	36,726
526	Sysco Corporation	41,291
		78,017
	WHOLESALE - DISCRETIONARY - 0.1%
176	Copart, Inc.(a)	24,414
268	LKQ Corporation(a)	13,486
39	Pool Corporation	16,942
		54,842

	TOTAL COMMON STOCKS (Cost $23,590,987)	35,563,695

	EXCHANGE-TRADED FUND — 2.8%
	EQUITY - 2.8%
2,478	SPDR S&P 500 ETF Trust	1,063,409

	TOTAL EXCHANGE-TRADED FUND (Cost $596,919)	1,063,409

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
260,994	First American Government Obligations Fund, Class X, 0.03% (c) (Cost $260,994)	$260,994

	TOTAL INVESTMENTS - 98.7% (Cost $24,448,900)	$36,888,098
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	490,381
	NET ASSETS - 100.0%	$37,378,479

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation
87	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	$18,695,213	$378,600
	TOTAL UNREALIZED APPRECIATION ON FUTURE CONTRACTS			$378,600

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	Securities pledged as collateral. As of September 30, 2021 securities pledged as collateral had a market value of $7,271,960.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2021

ASSETS
Investment securities, at cost	$24,448,900
Investment securities, at fair value	$36,888,098
Segregated cash at broker	201,482
Dividends and interest receivable	25,697
Unrealized appreciation on futures contracts	378,600
Prepaid expenses	6,336
TOTAL ASSETS	37,500,213

LIABILITIES
Investment advisory fees payable, net	79,103
Payable to related parties	17,440
Accrued expenses and other liabilities	25,191
TOTAL LIABILITIES	121,734
NET ASSETS	$37,378,479

COMPOSITION OF NET ASSETS:
Paid in capital	$28,862,241
Accumulated Earnings	8,516,238
NET ASSETS	$37,378,479

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$37,378,479
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,161,943
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.82

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2021

INVESTMENT INCOME
Dividends	$526,861
Interest	178
Less: Foreign withholding taxes	(238)
TOTAL INVESTMENT INCOME	526,801

EXPENSES
Advisory fees	497,324
Administrative services fees	64,728
Accounting services fees	26,078
Transfer agent fees	34,166
Compliance officer fees	24,411
Broker margin interest expense	21,509
Legal fees	19,298
Audit fees	19,079
Trustees fees and expenses	10,561
Printing and postage expenses	11,974
Registration fees	11,647
Custodian fees	7,302
Third party administrative services fees	365
Insurance expense	77
Other expenses	4,895
TOTAL EXPENSES	753,414
Fees recaptured by the Advisor	29,459
TOTAL NET EXPENSES	782,873

NET INVESTMENT LOSS	(256,072)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	769,881
Futures contracts	(3,878,340)
Net Realized Loss	(3,108,459)

Net change in unrealized appreciation on:
Investments	7,225,826
Futures contracts	370,850
Net Change in Unrealized Appreciation	7,596,676

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,488,217

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,232,145

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2021	September 30, 2020
FROM OPERATIONS
Net investment loss	$(256,072)	$(304,040)
Net realized loss from investments and futures contracts	(3,108,459)	(688,343)
Net change in unrealized appreciation on investments and futures contracts	7,596,676	2,480,891
Net increase in net assets resulting from operations	4,232,145	1,488,508

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class I	—	(351,214)
Total distributions to shareholders	—	(351,214)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	863,436	14,596,863
Net asset value of shares issued in reinvestment of distributions:
Class I	—	351,214
Redemption fee proceeds:
Class I	—	61.00
Payments for shares redeemed:
Class I	(992,314)	(11,359,662)
Net increase (decrease) from shares of beneficial interest transactions	(128,878)	3,588,476

NET INCREASE IN NET ASSETS	4,103,267	4,725,770

NET ASSETS
Beginning of Year	33,275,212	28,549,442
End of Year	$37,378,479	$33,275,212

SHARE ACTIVITY
Class I:
Shares Sold	79,553	1,420,793
Shares Reinvested	—	34,912
Shares Redeemed	(87,820)	(1,118,860)
Net increase (decrease) in shares of beneficial interest outstanding	(8,267)	336,845

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2021		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
Net asset value, beginning of year	$10.50		$10.08	$11.18	$11.23	$10.41
Income (loss) from investment operations:
Net investment loss (1)	(0.08)		(0.10)	(0.13)	(0.31)	(0.28)
Net realized and unrealized gain (loss) (2)	1.40		0.64	(0.63)	0.93	1.10
Total from investment operations	1.32		0.54	(0.76)	0.62	0.82
Less distributions from:
Net realized gains	—		(0.12)	(0.34)	(0.67)	—
Total distributions	—		(0.12)	(0.34)	(0.67)	—
Net asset value, end of year	$11.82		$10.50	$10.08	$11.18	$11.23
Total return (3)	12.57	% #	5.47%	(6.72)%	5.80%	7.88%
Net assets, at end of year (000s)	$37,378		$33,275	$28,549	$31,633	$23,079
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	2.07%		2.44%	2.85%	3.88%	4.17%
Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	2.15%		2.57%	2.90%	3.69%	3.86%
Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(0.62)%		(0.85)%	(1.20)%	(2.96)%	(2.97)%
Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(0.70)%		(0.98)%	(1.24)%	(2.78)%	(2.66)%
Portfolio Turnover Rate	6%		227%	326%	263%	86%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in Statement of Operations due to timing of share transactions during the year.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.01%	2.36%	2.53%	2.93%	3.09%
Net expenses to average net assets	2.09%	2.49%	2.58%	2.75%	2.78%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at Net Asset Value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$35,563,695	$—	$—	$35,563,695
Exchange-Traded Fund	1,063,409	—	—	1,063,409
Short-Term Investment	260,994	—	—	260,994
Total	$36,888,098	$—	$—	$36,888,098
Derivatives*
Futures Contracts	$378,600	$—	$—	$378,600
Total	$378,600	$—	$—	$378,600

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the year. The were no transfers between levels during the year.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2018-2020 or expected to be taken in the Fund’s 2021 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $2,215,723 and $3,271,913, respectively.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines upon replacing the borrowed security, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund did not trade any options during the period October 1, 2020 through September 30, 2021.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

Segregated Cash at Broker – The Fund, as of September 30, 2021, has $201,482 of cash on hand at the prime broker representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of September 30, 2021, as disclosed in the Portfolio of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the year ended September 30, 2021:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Futures contracts	Equity	Unrealized appreciation futures contracts	$378,600

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended September 30, 2021:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized loss on futures contracts
Net change in unrealized appreciation on futures contracts

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the year ended September 30, 2021:

			Change in unrealized
		Realized loss on	appreciation on futures
Derivative Investment Type	Primary Risk Exposure	futures contracts	contracts
Future contracts	Equity	$(3,878,340)	$370,850

There were no offsetting arrangements as of September 30, 2021.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Persimmon Capital Management L.P. served as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. Prior to January 1, 2021, the Fund paid the Advisor at an annual rate of 1.75% of the Fund’s average daily net assets. For the year ended September 30, 2021, the advisory fees incurred by the Fund amounted to $497,324. On September 7, 2021 the Board approved a new investment advisor agreement between the Fund and Dakota Wealth Management, LLC. (“Subsequent Advisor”) in anticipation of a proxy vote set to close in Quarter 4 of 2021. Under the new advisor agreement there were no changes to the advisor fee or operating expense limitation.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2022, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) will not exceed 1.99% of the daily average net assets attributable to Class I shares. Prior to January 1, 2021, the Advisor contractually agreed to waive all or part of its advisory fees or absorb expenses so that the total annual operating expenses did not exceed 2.49% of the Fund’s average daily net assets. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2021, the Advisor recaptured expenses in the amount of $29,459. There are no future amounts eligible for recapture in future periods.

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the year ended September 30, 2021, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2021, are as follows:

Cost for Federal Tax purposes	$24,441,651
Unrealized Appreciation	12,627,352
Unrealized Depreciation	(180,905)
Tax Net Unrealized Appreciation	$12,446,447

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2021 and September 30, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2021	September 30, 2020
Ordinary Income	$—	$—
Long-Term Capital Gain	—	351,118
Return of Capital	—	96
	$—	$351,214

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(3,394,908)	$(535,301)	$—	$12,446,447	$8,516,238

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures contracts, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $184,540.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $3,210,368.

At September 30, 2021, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$535,301	$—	$535,301	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for prior year tax returns, resulted in reclassification for the year ended September 30, 2021 as follows:

Accumulated
Paid in Capital	Earning/(Losses)
$(270,064)	$270,064

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2021, Charles Schwab was the record owner of 26.21% of the outstanding shares and Pershing was the record owners of 73.79%.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the Securities and Exchange Commission ("SEC") adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Effective October 15, 2021, shareholders of the Fund approved Dakota Wealth, LLC (“Dakota”) as adviser to the Fund. There was no change in the Advisory Fee or Operating Expense Limitation Agreement in relation to this change of control.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Persimmon Long/Short Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Persimmon Long/Short Fund (the Fund) including the schedule of investments, as of September 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2021, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of the Fund since 2017.

Denver, Colorado

November 29, 2021

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
September 30, 2021

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning April 1, 2021 and ended September 30, 2021.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Expenses

Table 2 “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual Expenses	Expense Ratio **	Account Value	Value	Period
	4/1/2021 - 9/30/2021	4/1/2021	9/30/2021	4/1/2021 - 9/30/2021
Class I	2.07%	$1,000.00	$1,056.20	$10.67
	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical Expenses	Expense Ratio **	Account Value	Value	Period *
	4/1/2021 - 9/30/2021	4/1/2021	9/30/2021	4/1/2021 - 9/30/2021
Class I	2.07%	$1,000.00	$1,014.69	$10.45

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expense or dividend expense.

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
September 30, 2021

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. The business address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, NE 68154.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President -Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015). PS Technology, Inc. (2010-2013).

*	As of September 30, 2021, the Trust was comprised of 32 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)(Continued)
September 30, 2021

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	Since August 2017, indefinite	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC, (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-233-8300.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Dakota Wealth Management
1777 Sentry Parkway West
VEVA 14, Suite 102
Blue Bell, PA 19422

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Persimmon-A21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 - $16,000

2020 – $16,000

(b)	Audit-Related Fees

2021 - None

2020 – None

(c)	Tax Fees

2021 - $3,400

2020 – $3,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 - None

2020 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2021	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $3,400

2020 - $3,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/09/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/09/21

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/09/21